SHORT-TERM BORROWINGS (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Debt Disclosure [Abstract]
Interest expenses	$ 253,715	$ 183,156	$ 120,602